Financial Instruments by Category	6 Months Ended
Jun. 30, 2021
Disclosure Of Financial Instruments [Abstract]
Financial Instruments by Category

20. FINANCIAL INSTRUMENTS BY CATEGORY

The carrying amounts of each of the categories of financial instruments as at the end of each of the reporting periods are as follows:

As at December 31, 2020

Financial assets

Financial assets at amortised cost
US$’000
Trade receivables	74,978
Financial assets included in prepayments, other receivables and other assets	344
Time deposits	50,000
Pledged deposits	384
Cash and cash equivalents	455,689
581,395

Financial liabilities

Financial liabilities at amortised cost
US$’000
Trade and notes payables	5,238
Financial liabilities included in other payables and accruals	85,559
Lease liabilities	3,373
94,170

As at June 30, 2021

Financial assets

Financial assets at amortised cost
US$’000
(Unaudited)
Trade receivables	15,000
Financial assets included in prepayments, other receivables and other assets	487
Financial investment measured at amortized cost	29,849
Time deposits	174,644
Pledged deposits	256
Cash and cash equivalents	488,215
708,451

Financial liabilities

	Financial liabilities at fair value through profit and loss	Financial liabilities at amortised cost
	US$’000	US$’000
	(Unaudited)	(Unaudited)
Trade and notes payables	—	11,001
Warrant liability	83,300	—
Financial liabilities included in other payables and accruals	—	24,756
Interest-bearing loans and borrowings	—	17,310
Lease liabilities	—	2,799
	83,300	55,866